Deposits - Time Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
Time Deposits, $250,000 or more	$ 36,300	$ 43,300
Time Deposits, Fiscal Year Maturity [Abstract]
2017	590,331
2018	217,286
2019	119,452
2020	51,958
2021	53,917
After 5 years	532
Total	$ 1,033,476